UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2004

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    McDonald Capital Investors Inc.
Address: One Maritime Plaza, Suite 1300
         San Francisco, CA  94111

13F File Number:  28-06004

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Andrew J. McDonald
Title:     President
Phone:     415-981-5401

Signature, Place, and Date of Signing:

     /s/  Andrew J. McDonald     San Francisco, CA     November 04, 2004

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     25

Form13F Information Table Value Total:     $697,707 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN INTL GROUP INC        COM              026874107     5924    87129 SH       SOLE                    87129        0        0
BAXTER INTERNATIONAL           RIGHTSCV         071813125        0    66000 SH       SOLE                    66000        0        0
CARDINAL HEALTH INC            COM              14149Y108    43891  1002767 SH       SOLE                  1002767        0        0
CHEVRONTEXACO CORP             COM              166764100      279     5200 SH       SOLE                     5200        0        0
CITADEL BROADCASTING CORP      COM              17285T106    14604  1139175 SH       SOLE                  1139175        0        0
CITADEL BROADCASTING CORP      NOTE  1.875% 2/1 17285TAB2     2088  2500000 PRN      SOLE                  2500000        0        0
CLOROX CO DEL                  COM              189054109    87407  1639897 SH       SOLE                  1639897        0        0
COX RADIO INC                  CL A             224051102    15199  1018720 SH       SOLE                  1018720        0        0
CYPRESS SEMICONDUCTOR CORP     NOTE  1.250% 6/1 232806AH2     2021  2100000 PRN      SOLE                  2100000        0        0
DU PONT E I DE NEMOURS & CO    COM              263534109      214     5000 SH       SOLE                     5000        0        0
EXXON MOBIL CORP               COM              30231G102      256     5296 SH       SOLE                     5296        0        0
FEDERAL NATL MTG ASSN          COM              313586109      241     3800 SH       SOLE                     3800        0        0
GENERAL ELEC CO                COM              369604103      331     9850 SH       SOLE                     9850        0        0
IRON MTN INC PA                COM              462846106    26072   770207 SH       SOLE                   770207        0        0
LIZ CLAIBORNE INC              COM              539320101    17532   464795 SH       SOLE                   464795        0        0
LSI LOGIC CORP                 NOTE  4.000%11/0 502161AG7     1489  1500000 PRN      SOLE                  1500000        0        0
MICROSOFT CORP                 COM              594918104    66844  2417500 SH       SOLE                  2417500        0        0
NIKE INC                       CL B             654106103    58305   739915 SH       SOLE                   739915        0        0
PAYCHEX INC                    COM              704326107    40903  1356637 SH       SOLE                  1356637        0        0
PROGRESSIVE CORP OHIO          COM              743315103    91354  1077928 SH       SOLE                  1077928        0        0
SEALED AIR CORP NEW            COM              81211K100    37967   819145 SH       SOLE                   819145        0        0
US BANCORP DEL                 COM NEW          902973304      289     9993 SH       SOLE                     9993        0        0
VIACOM INC                     CL B             925524308    57187  1704027 SH       SOLE                  1704027        0        0
WATERS CORP                    COM              941848103    55653  1261970 SH       SOLE                  1261970        0        0
WELLS FARGO & CO NEW           COM              949746101    71657  1201688 SH       SOLE                  1201688        0        0